DAVIS RESEARCH FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


JANUARY 31, 2002


SEMI-ANNUAL REPORT




                          [GRAPHIC OMITTED]  DAVIS
                                             FUNDS

                                TABLE OF CONTENTS




Shareholder Letter...................................................2


Management's Discussion and Analysis.................................5


Schedule of Investments..............................................7


Statement of Assets and Liabilities..................................9


Statement of Operations.............................................10


Statement of Changes in Net Assets..................................11


Notes to Financial Statements.......................................12


Financial Highlights................................................17


Directors and Officers..............................................18

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


Dear Fellow Shareholder,

There is an old saying that the stock market predicts like a barometer, not a thermometer. Its moves are based on forecasts of future business and economic conditions, rather than a reflection of current conditions. As a shining example, the market moved up during the final months of the recessions in 1970, 1974, 1982 and 1990 but, with the benefit of hindsight, the first two market upswings were "cyclical" while the latter two were "secular." These upward moves are not based on earnings, which are usually bad and getting worse. Rather, they are based on liquidity stimulus driven by Federal Reserve easing, faster money supply growth and lower bond yields. Our view at this time is that in spite of the "wall of worry" that exists on the military and economic fronts, over the near term, the market seems likely to stay most of the time within the 10,000 to 13,000 range where it has traded most often since 1998.

A HISTORICAL PERSPECTIVE

The question at hand for 2002 is whether any market recovery that occurs will be a cyclical recovery within the trading boundaries already established, or whether it will signal that a secular, long cycle bull market is again getting underway. The market recoveries after the two earlier recessions of 1970 and 1974 did not lead to a secular breakout resulting in new highs for the averages. We believe that this same pattern will hold true for 2002. The reasons have to do with bull and bear cycles put in historical context.

The recessions of 1970 and 1974 ended a long stock market up cycle that began around 1950. During the bull market period of the 1950s and 1960s, industry group after industry group rotated into the investment spotlight, price/earnings (P/E) ratios were bid up and the percentage of assets allocated to equities in accounts rose regularly to new high levels. A broad list of basic industries and financial stocks led the way in the 1950s, while drugs, consumer stocks, electronics, defense, office equipment and other growth sectors like media led the way in the 1960s.

The grand finale, which began in 1969 and lasted until 1972, created the "favorite 50" growth stocks. These stocks appeared to have consistent high growth rates that would last indefinitely and thus were rewarded with higher and higher P/E ratios. During this speculative phase, the phrase "one decision growth stocks" was coined, and some examples were the leaders of that day, such as Avon, Polaroid and Xerox. This euphoria ended in 1973 and 1974 when stock market values collapsed. It took until 1982 for the market to test the highs of its trading range and finally break out into a new secular bull market.

The 1980s and 1990s were great bull market periods. The recessions of 1982 and 1990 did not stop the market from quickly recovering to new highs after those downturns ended. In the 1980s, the mood was cautious at first but when inflation began to fall, earnings gradually moved up and interest rates began to decline. This drove P/E ratios into a long-term secular climb. Most industry groups participated in the upswing, with the general exception of natural resources and precious metals like gold. After the Berlin Wall came down, a "new world order" was declared with optimism for global expansion. It was the age of multinationals and innovative growth.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================



The 1990 recession proved brief and hardly dented the continued upward march of stock prices and P/E ratios. Interest rates kept falling, budget deficits disappeared, productivity soared and profits continued to exceed expectations (with a little help from creative accounting). A new economic perpetual motion machine seemed at hand with technology as its primary motor. Around 1998 to 2000, on top of this optimism came the Internet bubble and Y2K euphoria leading to bursts in capital spending and consumer borrowing. Again, a new breed of growth stocks was born led by technology and telecom just as the "favorite 50" mania dominated the period between 1969 and 1972.

LOOKING TO THE FUTURE

The downturn that began in 2001 may or may not be deep and how long it will linger into 2002 is an open question. However, the platform on which the market rides seems unbalanced. Record low interest rates are the primary valuation prop today, yet P/E ratios are very high by all historical measures. In addition, earnings are poor, productivity may be affected by the war, government is certain to get bigger as it develops "homeland security" and deficits may be around the corner. There is overcapacity on the corporate front, and the consumer is stressed by debt and low savings. Inflation and interest rates are very low now, perhaps as low as they can go, especially if an economic recovery gets underway in the next few months. If interest rates do go lower, the new worry may be deflation, which would be extremely bad for earnings.

Putting all of these considerations into historical context suggests that a market recovery will be "range bound" for sometime ahead. Since 1998, we have suggested that for the foreseeable future the Dow will trade predominantly in a range of 10,000 to 15,000 and that any move above or below this range is likely to be short-lived. Still, this is not a time to despair. Plenty of money will be made during this necessary "pause that refreshes." Again, as in the interlude of the 1970s, new leadership groups are likely to emerge in the stock market.

COMMITTED TO OUR INVESTMENT DISCIPLINE

The job of our portfolio managers and analysts is to review our portfolios using unbiased thinking and fresh eyes adjusting to the new realities. Every financial hurricane creates shipwrecks with vessels that will not sail well again, and those holdings should be removed from portfolios. We intend to stick to basics within our circle of competence. Companies that continue to gain market share, maintain strong balance sheets and have new products helping them ride the waves into the future should perform well. Specifically, companies that accelerate their business model opportunities with significant new products, pricing action, cost cutting or productive acquisitions are likely to be favored.

Every war changes the investment landscape. This new wartime environment is hostile to some (i.e., airlines and hotels), and helpful to others (i.e., cell phones, Web solutions, drug companies and defense contractors). Companies that adapt fast to these conditions will win. Cost management is vital, and corporate realism and honesty with shareholders will help distinguish "doers" from "bluffers" among managements.

Moreover, wars are won with technology. The Internet may have one billion users in 2005 versus 500 million now. A new semiconductor equipment cycle seems inevitable, and cell phone penetration inexorably keeps rising.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


We continue to favor well-managed companies in the broad area of financials, drugs, energy, media, technology and consumer stocks. As always, the devil is in the details--that is, stock selection. The trick is to get in front of positive change and take a position when the stock is good value. It is critical to self-evaluate and keep reviewing every decision.

The tail wind that sends a secular bull market to new highs is rising P/E ratios. This wind seems unlikely to blow now given today's historically elevated valuation levels. Nevertheless, a cyclical bull market reaching the upper ends of the trading range should come with economic recovery and reward those with patience. It is also worth bearing in mind that with yields so low on both bond and money market funds, we believe a diversified portfolio of equities still offers the best potential for long-term wealth building.(1)

Sincerely,



/s/ Shelby M. C. Davis

Shelby M. C. Davis
Senior Research Advisor

March 5, 2002

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

DAVIS RESEARCH FUND

PERFORMANCE OVERVIEW

The Davis Research Fund's Class A shares delivered a total return on net asset value of (0.20)% for the period from October 31, 2001 (inception date) through January 31, 2002.(2) Over the same time period the Standard & Poor's 500(R) Index returned 7.03%.(3)

Davis Research Fund was declared effective by the Securities and Exchange Commission on October 31, 2001. Initial shareholders(4) invested cash in the Fund and portfolio managers Danton Goei, Adam Seessel and Kent Whitaker began active management of the fund on the same date.

Davis Research Fund's investment objective is long-term growth of capital. The Fund under-performed its benchmark, the Standard & Poor's 500(R) Index, during the first three months of operations largely because the Fund's assets were not fully invested in equities at a time when the market was moving strongly upward. The Davis investment philosophy's long-term focus, and the price discipline, prevent a new fund from "throwing money at the market" just to leave the starting gate fully invested.

After the events of September 11, 2001, the U.S. equity markets fell precipitously and then rebounded strongly. When the Fund began operations on October 31, 2001, the companies which the portfolio managers were most interested in had already enjoyed a substantial rally and most were fully priced. Currently, the Fund holds a substantial portion of its assets in cash to maintain flexibility while the portfolio managers continue to carefully invest the Fund's assets on a company-by-company basis(5) as prices fall within their target buying range.

As of January 31, 2002, Davis Research Fund held approximately $12 million in equity securities (47%) and $14 million in cash (53%), the latter invested in repurchase agreements and/or other short-term money market instruments.(1)

This Semi-Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis Research Fund, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

---------------------

   (1) Davis Funds investment professionals make candid statements and observations regarding economic and market conditions; however, there is no guarantee that these statements, opinions or forecasts will prove to be correct. All investments involve some degree of risk, and there can be no assurance that the Davis Funds' investment strategies will be successful. Prices of shares will vary so that, when redeemed, an investor's shares could be worth more or less than their original cost.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================



MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

   (2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the total returns for Davis Research Fund's Class A shares for periods ending January 31, 2002. Returns for other classes of shares will vary from the following returns:

(WITHOUT a 4.75% sales charge taken into consideration)
--------------------------------------------------------------------------------
ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION
--------------------------------------------------------------------------------
N/A            N/A              N/A             (0.20)% - 10/31/01 *
--------------------------------------------------------------------------------

(WITH a 4.75% sales charge taken into consideration)

--------------------------------------------------------------------------------
ONE YEAR       FIVE YEARS       TEN YEARS       INCEPTION
-------------------------------------------------------------------------------
N/A            N/A              N/A             (4.95)% - 10/31/01 *
--------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

* Returns are not annualized

   (3) The S&P 500(R)Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted toward stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. An investment cannot be made directly in an index.

   (4) Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and the states of Arizona, New Mexico and New York. Shares of Davis Research Fund are not available for sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

   (5) See the Schedule of Investments for a detailed list of portfolio holdings.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2002 (Unaudited)

                                                                   VALUE
SHARES                     SECURITY                               (NOTE 1)
===============================================================================
COMMON STOCK - (46.88%)

   CHEMICALS - (2.11%)
        13,200  Sigma-Aldrich Corp. ........................  $     551,694
                                                              -------------
   DISTRIBUTORS - (8.68%)
        45,000  Aramark Corp., Class B*.....................      1,147,500
        60,000  Coca-Cola Enterprises Inc. .................        975,000
        10,100  Panamerican Beverages, Inc., Class A........        152,308
                                                              -------------
                                                                  2,274,808
                                                              -------------
   DIVERSIFIED MANUFACTURING - (2.58%)
         4,400  Honeywell International Inc. ...............        147,884
        15,000  Tyco International Ltd. ....................        527,250
                                                              -------------
                                                                    675,134
                                                              -------------
  ENERGY - (7.43%)
        15,000  EOG Resources, Inc. ........................        509,850
        25,000  Kinder Morgan, Inc. ........................      1,292,500
         5,200  Marathon Oil Corp. .........................        145,860
                                                              -------------
                                                                  1,948,210
                                                              -------------
  FOOD/BEVERAGE & RESTAURANT - (6.54%)
        17,000  Hershey Foods Corp. ........................      1,196,290
        24,500  Sara Lee Corp. .............................        518,175
                                                              -------------
                                                                  1,714,465
                                                              -------------
  INDUSTRIAL - (0.63%)
         8,300  United States Steel Corp. ..................        165,834
                                                              -------------
  INFORMATION/INFORMATION PROCESSING - (4.26%)
        56,000  IMS Health Inc. ............................      1,117,200
                                                              -------------
  MEDIA - (7.76%)
        53,000  Lagardere S.C.A.............................      2,034,401
                                                              -------------
  PHARMACEUTICAL & HEALTH CARE - (3.73%)
        16,500  Merck & Co., Inc. ..........................        976,470
                                                              -------------
  RETAILING - (2.37%)
        25,000  J. C. Penney Co., Inc. .....................        621,750
                                                              -------------
  TELECOMMUNICATIONS - (0.79%)
        19,700  Qwest Communications International Inc. ....        206,850
                                                              -------------

        Total Common Stock - (identified cost $12,331,548)       12,286,816
                                                              -------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2002 (Unaudited) - Continued


                                                                                                                  VALUE
SHARES                                                        SECURITY                                           (NOTE 1)
PRINCIPAL
=============================================================================================================================
SHORT TERM INVESTMENTS - (55.24%)

   $10,000,000  Federal Home Loan Bank Discount Note, Zero Cpn, 02/04/02 .................................. $    9,998,592
     4,477,000  Nomura Securities International, Inc. Repurchase Agreement, 1.93%,
                     02/01/02, dated 01/31/02, repurchase value of $4,477,240
                     (collateralized by: U.S. Government obligations in a pooled cash account,
                     total market value $4,566,540)........................................................      4,477,000
                                                                                                             -------------

                           Total Short Term Investments - (identified  cost $14,475,592) ..................     14,475,592
                                                                                                             -------------

                Total Investments - (102.12%) - (identified cost $26,807,140) - (a) .......................     26,762,408
                Liabilities Less Other Assets - (2.12%)....................................................       (556,239)
                                                                                                            --------------
                        Net Assets - (100%)................................................................ $   26,206,169
                                                                                                            ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $26,807,140. At January
31, 2002, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:
                Unrealized appreciation.................................................................... $     369,617
                Unrealized depreciation....................................................................      (414,349)
                                                                                                            --------------
                        Net unrealized depreciation........................................................ $     (44,732)
                                                                                                            ==============

SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 2002 (Unaudited)
===============================================================================

ASSETS:
     Investments in securities, at value (identified cost $26,807,140)(including repurchase
         agreements of $4,477,000)(see accompanying Schedule of Investments) .......................      $   26,762,408
     Cash ..........................................................................................               1,220
     Dividends and interest receivable..............................................................               4,365
                                                                                                          --------------
              Total assets..........................................................................          26,767,993
                                                                                                          --------------

LIABILITIES:
     Payable for investment securities purchased....................................................             504,301
     Accrued expenses ..............................................................................              57,523
                                                                                                          --------------
              Total liabilities.....................................................................             561,824
                                                                                                          --------------

NET ASSETS .........................................................................................      $   26,206,169
                                                                                                          ==============
NET ASSETS CONSIST OF:
     Par value of shares of capital stock...........................................................      $      131,364
     Additional paid-in capital.....................................................................          26,142,113
     Undistributed net investment loss..............................................................             (15,338)
     Net unrealized depreciation on investments.....................................................             (44,732)
     Accumulated net realized loss from investments and foreign currency transactions ..............              (7,238)
                                                                                                          ---------------
              Net assets............................................................................      $   26,206,169
                                                                                                          ==============
     CLASS A SHARES
         Net assets.................................................................................      $   26,203,879
         Shares outstanding.........................................................................           2,627,053
         Net asset value and redemption price per share                                                   $         9.97
                                                                                                           =============
         Maximum offering price per share (100/95.25 of $9.97)*                                           $        10.47
                                                                                                           =============
     CLASS B SHARES
         Net assets.................................................................................      $        1,145
         Shares outstanding.........................................................................                 115
         Net asset value and redemption price per share                                                   $         9.96
                                                                                                           =============
     CLASS C SHARES
         Net assets.................................................................................      $        1,145
         Shares outstanding.........................................................................                 115
         Net asset value and redemption price per share ............................................      $         9.96
                                                                                                           =============


* On purchases of $100,000 or more, the offering price is reduced.



SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the period from October 31, 2001 (commencement of operations) to January 31, 2002 (Unaudited)
================================================================================



INVESTMENT INCOME:
     Income:
         Dividends.............................................................................        $     4,731
         Interest..............................................................................            104,660
                                                                                                      ------------
                 Total income..................................................................            109,391

     Expenses:
         Management fees (Note 3).........................................................             $    49,240
         Custodian fees...................................................................                   6,129
         Transfer agent fees
              Class A.....................................................................                   1,930
              Class B.....................................................................                       1
              Class C.....................................................................                       1
         Audit fees.......................................................................                   6,000
         Legal fees.......................................................................                      30
         Accounting fees (Note 3).........................................................                   1,000
         Reports to shareholders .........................................................                   2,000
         Directors' fees and expenses ....................................................                      15
         Registration and filing fees ....................................................                   5,975
         Miscellaneous ...................................................................                  26,268
         Payments under distribution plan (Note 4)
              Class B..........................................................................                  2
              Class C..........................................................................                  2
                                                                                                     -------------
                  Total expenses...............................................................             98,593
                  Expenses paid indirectly (Note 6)............................................               (107)
                                                                                                     -------------
                  Net expenses.................................................................             98,486
                                                                                                     -------------
                      Net investment income ...................................................             10,905
                                                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
         Investment transactions...............................................................              7,924
         Foreign currency transactions.........................................................            (15,162)
     Net increase in unrealized depreciation of investments                                                (44,732)
                                                                                                     --------------
         Net realized and unrealized loss on investments and foreign currency                              (51,970)
                                                                                                     --------------
                  Net decrease in net assets resulting from operations                                 $   (41,065)
                                                                                                     ==============




SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
STATEMENT OF CHANGES IN NET ASSETS
==================================

                                                                              OCTOBER 31, 2001
                                                                                (COMMENCEMENT
                                                                               OF OPERATIONS)
                                                                                   THROUGH
                                                                              JANUARY 31, 2002
                                                                                 (UNAUDITED)
                                                                              -----------------

OPERATIONS:
     Net investment income.............................................        $     10,905
     Net realized loss from investments and
             foreign currency transactions ............................              (7,238)
     Net increase in unrealized depreciation of investments                         (44,732)
                                                                              --------------
         Net decrease in net assets resulting
              from operations..........................................             (41,065)

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A.......................................................             (26,243)

CAPITAL SHARE TRANSACTIONS:

     Net increase in net assets resulting
        from capital share transactions (Note 5):

         Class A.......................................................          26,271,177
         Class B.......................................................               1,150
         Class C.......................................................               1,150
                                                                              -------------
         Total increase in net assets..................................          26,206,169

NET ASSETS:

     Beginning of period...............................................             --
                                                                              -------------
     End of period (including undistributed net investment loss of
         $15,338) .....................................................        $ 26,206,169
                                                                             ==============




SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities traded on national securities exchanges are valued at the published last sales prices on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. If no quotations are available, the fair value of the investment is determined by or at the direction of the Board of Directors. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2002 (Unaudited)
================================================================================


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

       Purchases of investment securities (excluding short-term securities) for the period ended January 31, 2002, were $12,331,549. No sales of investment securities were recorded for the period ended January 31, 2002.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       Advisory fees are paid to Davis Advisors (the "Adviser") at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the period ended January 31, 2002, approximated 0.75% of average net assets.

       State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the period ended January 31, 2002 amounted to $31. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee amounted to $1,000 for the period ended January 31, 2002. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

       Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2002 (Unaudited)
================================================================================


NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

       During the period ended January 31, 2002, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the period ended January 31, 2002.

       CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

       During the period ended January 31, 2002, Class B shares of the Fund made distribution payments of $2. During the period ended January 31, 2002, there were no payments made for service fees.

       There were no commission advances by the Distributor during the period ended January 31, 2002 on the sale of Class B shares of the Fund.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $70, which represent the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the period ended January 31, 2002 the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2002 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

       CLASS C SHARES

       Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

       During the period ended January 31, 2002, Class C shares of the Fund made distribution payments of $2. During the period ended January 31, 2002, there were no payments made for service fees. During the period ended January 31, 2002, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.


NOTE 5 - CAPITAL STOCK

       At January 31, 2002, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 1,000,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

CLASS A

                                                          OCTOBER 31, 2001
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
                                                               THROUGH
                                                          JANUARY 31, 2002
                                                             (UNAUDITED)
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ----------    -----------
Shares subscribed.................................   2,624,578    $ 26,246,038
Shares issued in reinvestment of distributions....       2,585          26,243
                                                    ----------    -----------
                                                     2,627,163      26,272,281

Shares redeemed...................................        (110)         (1,104)
                                                    ----------    -----------
     Net increase.................................   2,627,053    $ 26,271,177
                                                    ==========    ============

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2002 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK - CONTINUED

CLASS B

                                                          OCTOBER 31, 2001
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
                                                               THROUGH
                                                          JANUARY 31, 2002
                                                             (UNAUDITED)
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ----------    -----------
Shares subscribed..............................            115    $    1,150
                                                    ----------    ----------
     Net increase .............................            115    $    1,150
                                                    ==========    ==========

CLASS C

                                                          OCTOBER 31, 2001
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
                                                               THROUGH
                                                          JANUARY 31, 2002
                                                             (UNAUDITED)
                                                    ---------------------------
                                                      SHARES         AMOUNT
                                                    ----------    -----------
Shares subscribed..............................            115    $     1,150
                                                    ----------    -----------
     Net increase .............................            115    $     1,150
                                                    ==========    ===========

NOTE 6 - EXPENSES PAID INDIRECTLY

       Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $107 during the period ended January 31, 2002.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASSES A, B & C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.


                                                               CLASS A                    CLASS B                 CLASS C
                                                               -------                    -------                 -------
                                                          OCTOBER 31, 2001          OCTOBER 31, 2001        OCTOBER 31, 2001
                                                          (COMMENCEMENT             (COMMENCEMENT           (COMMENCEMENT
                                                          OF OPERATIONS)            OF OPERATIONS)          OF OPERATIONS)
                                                          THROUGH                   THROUGH                 THROUGH
                                                          JANUARY 31, 2002          JANUARY 31, 2002        JANUARY 31, 2002
                                                          (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
                                                         ---------------------      -------------------    --------------------
Net Asset Value, Beginning of Period                           $  10.00                 $  10.00                $ 10.00
                                                                --------                 --------               -------

Loss From Investment Operations
-------------------------------
     Net Investment Income (Loss)...............                    -   (3)                (0.02)                 (0.02)
                                                                --------                 --------               -------
     Net Realized and Unrealized Losses                           (0.02)                   (0.02)                 (0.02)
                                                                --------                 --------               -------
       Total From Investment Operations.........                  (0.02)                   (0.04)                 (0.04)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income.......                  (0.01)                      -                       -
                                                                --------                 --------               -------
Net Asset Value, End  of Period                                 $  9.97                  $  9.96                 $ 9.96
                                                                ========                 ========               =======
Total Return (1)...............................                   (0.20)%                  (0.40)%                (0.40)%

Ratios/Supplemental Data
------------------------
     Net Assets, End of Period (000 omitted)....                $26,204                       $1                     $1

     Ratio of Expenses to Average Net Assets....                   1.50%*                   2.50%*                 2.50%*

     Ratio of Net Investment Income (Loss) to Average
       Net Assets...............................                   0.17%*                  (0.83)%*               (0.83)%*

     Portfolio Turnover Rate(2).................                      0%                       0%                     0%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than 0.005 per share.

*    Annualized

SEE NOTES TO FINANCIAL STATEMENTS.
DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until the age of 72, or until his or her resignation, death or removal.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                     TERM OF OFFICE                                FUND COMPLEX
                    POSITION(S)      AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN  BY     OTHER DIRECTORSHIPS
NAME AND AGE        HELD WITH FUND   TIME SERVED        DURING PAST FIVE YEARS     DIRECTOR         HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.           Director         director           President of Bass &         12              none stated
BASS JR.                             since 1990         Associates (financial
(born 8/21/31)                                          consulting); formerly
                                                        First Deputy City
                                                        Treasurer, City of
                                                        Chicago; and Executive
                                                        Vice President,
                                                        Chicago Title and Trust
                                                        Company (bank and
                                                        trust).


MARC P. BLUM        Director        director            Chief Executive             12              Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986          Officer, World Total                        Trust (real estate investment
                                                        Return Fund, LLP; Of                        trust), Legg Mason Trust
                                                        Counsel to Gordon,                          (asset management company) and
                                                        Feinblatt, Rothman,                         Rodney Trust Company
                                                        Hoffberger and                              (Delaware); Trustee, College
                                                        Hollander, LLC (law                         of Notre Dame of Maryland,
                                                        firm).                                      McDonogh School and other
                                                                                                    public charities, private
                                                                                                    foundations and businesses not
                                                                                                    affiliated with the Adviser
                                                                                                    and that have no material
                                                                                                    relationship with the Adviser
                                                                                                    or the Davis Funds other than
                                                                                                    that some of them are
                                                                                                    shareholders in one or more of
                                                                                                    the Davis Funds.

JERRY D. GEIST      Director       director             Chairman, Santa Fe          12              Director, CH2M-Hill, Inc,
(born 5/23/34)                     since 1986           Center Enterprises;                         (engineering); Member,
                                                        Chairman, Energy &                          Investment Committee for
                                                        Technology Company,                         Microgeneration Technology Fund,
                                                        Ltd. Retired Chairman                       UTECH Funds
                                                        and President, Public
                                                        Service Company of New
                                                        Mexico.




DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                              DIRECTORS - CONTINUED

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                     TERM OF OFFICE                                FUND COMPLEX
                    POSITION(S)      AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN  BY       OTHER DIRECTORSHIPS
NAME AND AGE        HELD WITH FUND   TIME SERVED        DURING PAST FIVE YEARS     DIRECTOR           HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS-CONTINUED
D. JAMES GUZY      Director         director             Chairman, PLX                12           Director, Intel Corp.
(born 3/7/36)                       since 1982           Technology, Inc.                          (semi-conductor manufacturer),
                                                         (semi-conductor                           Cirrus Logic Corp.
                                                         manufacturer).                            (semi-conductor manufacturer),
                                                                                                   Alliance Technology Fund (a
                                                                                                   mutual fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), Novellus
                                                                                                   Systems, Inc. (semi-conductor
                                                                                                   manufacturer) and LogicVision,
                                                                                                   Inc. (semi-conductor software
                                                                                                   company).

G. BERNARD         Director         director             Managing General             12           none stated
HAMILTON                            since 1978           Partner, Avanti
(born 3/18/37)                                           Partners, L.P.
                                                         (investment
                                                         partnership).

THEODORE B.        Director         director             Chairman, President          12           Trustee, Deputy Mayor and
SMITH, JR.                          since 2001           and CEO of John                           Commissioner of Public
(born 12/23/32)                                          Hassall, Inc.                             Services for the Incorporated
                                                         (fastener                                 Village of Mill Neck.
                                                         manufacturing);
                                                         Managing Director,
                                                         John Hassall, Ltd.;
                                                         Chairman, John Hassall
                                                         Japan, Ltd.; Chairman
                                                         of Cantrock Realty;
                                                         Chairman of McCallum
                                                         Die (tool and die).

CHRISTIAN R.       Director         director             General Partner of            12          none stated
SONNE                               since 1990           Tuxedo Park Associates
(born 5/6/36)                                            (land holding and
                                                         development firm);
                                                         President and Chief
                                                         Executive Officer of
                                                         Mulford Securities
                                                         Corporation (private
                                                         investment fund) until 1990;
                                                         formerly Vice President of
                                                         Goldman Sachs & Co.
                                                         (investment banking).

MARSHA WILLIAMS    Director         director             Chief Administrative          16          Director of the Selected
(born 3/28/51)                      since 1999           Officer of Crate &                        Funds (consisting of four
                                                         Barrel (home                              portfolios); Director, Modine
                                                         furnishings retailer);                    Manufacturing, Inc. (heat
                                                         former Vice President                     transfer technology);
                                                         and Treasurer, Amoco                      Director, Chicago Bridge &
                                                         Corporation (oil & gas                    Iron Company, N.V.
                                                         company).                                 (industrial construction and
                                                                                                   engineering).


DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                     TERM OF OFFICE                                FUND COMPLEX
                    POSITION(S)      AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN  BY       OTHER DIRECTORSHIPS
NAME AND AGE        HELD WITH FUND   TIME SERVED        DURING PAST FIVE YEARS     DIRECTOR           HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS*
JEREMY H. BIGGS    Director/        director             Vice Chairman, Head of        12      Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994           Equity Research                       Funds (consisting of six
                                                         Department, Chairman                  portfolios, mutual fund
                                                         of U.S. Investment                    investment adviser).
                                                         Policy Committee and
                                                         Member of the
                                                         International
                                                         Investment Committee,
                                                         all for Fiduciary
                                                         Trust Company
                                                         International (money
                                                         management firm)
                                                         Consultant to Davis
                                                         Advisors.


ANDREW A. DAVIS    Director         director             President or Vice             16      Director of the Selected
(born 6/25/63)                      since 1997           President of each                     Funds (consisting of four
                                                         Davis Fund and                        portfolios).
                                                         Selected Fund;
                                                         President, Davis
                                                         Advisors, and also
                                                         serves as an executive
                                                         officer in certain
                                                         companies affiliated
                                                         with the Adviser.


CHRISTOPHER C.     Director         director             Chief Executive              16       Director of the Selected
DAVIS                               since 1997           Officer, President or                 Funds (consisting of four
(born 7/13/65)                                           Vice President of each                portfolios);  Director, Kings
                                                         Davis Fund and                        Bay Ltd. (offshore investment
                                                         Selected Fund;                        management company).
                                                         Chairman and Chief
                                                         Executive Officer,
                                                         Davis Advisors, and
                                                         also serves as an
                                                         executive officer in
                                                         certain companies
                                                         affiliated with the
                                                         Adviser, including
                                                         sole member of the
                                                         Adviser"s general
                                                         partner, Davis
                                                         Investments, LLC;
                                                         Employee of Shelby
                                                         Cullom Davis & Co.
                                                         (registered
                                                         broker/dealer).


     * Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis owns shares of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                               DAVIS RESEARCH FUND
                             2949 East Elvira Road,
                              Tucson, Arizona 85706

================================================================================



            DIRECTORS                       OFFICERS

            Wesley E. Bass, Jr.             Jeremy H. Biggs
            Jeremy H. Biggs                     Chairman
            Marc P. Blum                    Christopher C. Davis
            Andrew  A. Davis                    President
            Christopher C. Davis            Andrew A. Davis
            Jerry D. Geist                      Vice President
            D. James Guzy                   Kenneth C. Eich
            G. Bernard Hamilton                 Vice President
            Theodore B. Smith. Jr.          Sharra L. Reed
            Christian R. Sonne                  Vice President,
            Marsha Williams                     Treasurer & Assistant Secretary
                                            Thomas D. Tays
                                                Vice President & Secretary



INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum, LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2300
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279.
================================================================================